Fixed Assets (Summary Of Fixed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Furniture and equipment	$ 201,917	$ 254,705
Building and leasehold improvements	192,320	160,369
Property on operating leases		21,064
Fixed assets, gross	394,237	436,138
Less accumulated depreciation and amortization	(239,117)	(263,310)
Fixed assets, net	$ 155,120	$ 172,828